ASSET ACQUISITION AND LONG-TERM PAYABLE (Details)	Dec. 31, 2024 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
2025	$ 152,550
2026	171,982
2027	192,544
2028	216,316
2029	243,023
thereafter	271,826
total	$ 1,248,241